CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES	12 Months Ended
Dec. 31, 2024
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

NOTE 18: — CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

As of December 31, 2024 the Group issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Jerusalem, for a total secured amount of $58.

Two long-term deposits in the total amount of $255 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activity.